Stock-Based Compensation (RMP Phantom Unit Awards) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 22, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 16,528	$ 5,553
Rice Midstream Partners LP 2014 Long Term Incentive Plan | Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units available to be granted	5,000,000
Total unrecognized compensation expense			$ 3,000
Number of shares
Total unvested, beginning balance		432,628	434,094	0
Granted			18,196	434,094
Vested			(242)	0
Forfeited			(19,420)	0
Total unvested, ending balance			432,628	434,094
Weighted average grant date fair value
Total unvested, beginning balance		$ 16.52	$ 16.50	$ 0.00
Granted			16.87	16.50
Vested			16.50	0.00
Forfeited			16.50	0.00
Total unvested, ending balance			$ 16.52	$ 16.50
Rice Midstream Partners LP 2014 Long Term Incentive Plan | Phantom Share Units (PSUs) | Scenario, Forecast
Number of shares
Vested		(432,628)
Rice Midstream Partners LP 2014 Long Term Incentive Plan | Phantom Share Units (PSUs) | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 4,100	$ 100
Rice Midstream Partners LP 2014 Long Term Incentive Plan | Phantom Share Units (PSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year 6 months
Rice Midstream Partners LP 2014 Long Term Incentive Plan | Phantom Share Units (PSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years